UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
January 31, 2012 (Unaudited)

Common Stocks--97.9%	Shares	Value ($)
Consumer Discretionary--16.8%
Amazon.com	18,930 a	3,680,749
Carnival	134,740	4,069,148
Dick's Sporting Goods	36,890	1,520,237
DIRECTV, Cl. A	49,670 a	2,235,647
Express	66,000 a	1,428,240
Home Depot	115,250	5,115,947
Johnson Controls	204,760	6,505,225
Limited Brands	51,810	2,168,767
Macy's	98,250	3,310,042
Michael Kors Holdings	48,180	1,491,171
Newell Rubbermaid	494,420	9,131,937
News, Cl. A	383,830	7,227,519
Nordstrom	36,500	1,802,370
Omnicom Group	167,610	7,644,692
Priceline.com	5,300 a	2,806,244
PVH	40,380	3,116,932
Regal Entertainment Group, Cl. A	101,900 b	1,268,655
Ross Stores	42,700	2,170,014
Royal Caribbean Cruises	69,050	1,876,779
Starbucks	54,110	2,593,492
Time Warner	201,579	7,470,518
Under Armour, Cl. A	25,190 a,b	2,005,628
Viacom, Cl. B	64,840	3,050,074
Walt Disney	63,180	2,457,702
		86,147,729
Consumer Staples--7.1%
Coca-Cola Enterprises	61,990	1,660,712
ConAgra Foods	175,660	4,684,852
Energizer Holdings	30,440 a	2,347,533
Kraft Foods, Cl. A	107,880	4,131,804
Lorillard	10,420	1,119,004
PepsiCo	132,108	8,675,532
Philip Morris International	89,800	6,714,346
Procter & Gamble	74,100	4,671,264
Whole Foods Market	28,450	2,106,154
		36,111,201
Energy--11.0%

Cameron International	30,670 a	1,631,644
Chevron	30,720	3,166,618
ENSCO, ADR	50,230	2,644,107
EOG Resources	43,450	4,611,783
Exxon Mobil	104,660	8,764,228
National Oilwell Varco	30,360	2,246,033
Noble Energy	15,470	1,557,365
Occidental Petroleum	149,700	14,935,569
Pioneer Natural Resources	27,210	2,701,953
Schlumberger	189,888	14,273,881
		56,533,181
Financial--13.0%
Ameriprise Financial	46,080	2,467,584
Arthur J. Gallagher & Co.	131,530	4,385,210
Capital One Financial	92,900 b	4,250,175
Comerica	141,870	3,925,543
Discover Financial Services	84,320	2,291,818
Franklin Resources	16,820	1,784,602
Goldman Sachs Group	19,703	2,196,293
IntercontinentalExchange	10,160 a	1,163,117
JPMorgan Chase & Co.	334,675	12,483,378
Marsh & McLennan	95,080	3,003,577
MetLife	137,770	4,867,414
Moody's	134,290 b	4,999,617
New York Community Bancorp	97,260	1,234,229
TD Ameritrade Holding	63,840	1,028,462
Travelers	20,660	1,204,478
U.S. Bancorp	232,940	6,573,567
Wells Fargo & Co.	294,210	8,593,874
		66,452,938
Health Care--11.2%
Agilent Technologies	40,270	1,710,267
Alexion Pharmaceuticals	18,990 a	1,457,672
Allergan	21,230	1,866,329
Amgen	19,100	1,297,081
Baxter International	46,150	2,560,402
Biogen Idec	17,440 a	2,057,048
Bristol-Myers Squibb	39,430	1,271,223
Celgene	36,720 a	2,669,544
Gilead Sciences	61,510 a	3,004,148
Johnson & Johnson	36,578	2,410,856
McKesson	75,070	6,134,720
Medtronic	34,700	1,338,379
Merck & Co.	191,520	7,327,555

Omnicare	66,330	2,177,614
Perrigo	14,110	1,348,916
Pfizer	666,250	14,257,750
Vertex Pharmaceuticals	41,250 a	1,524,188
Watson Pharmaceuticals	32,380 a	1,898,439
WellCare Health Plans	22,040 a	1,317,110
		57,629,241
Industrial--11.4%
Caterpillar	87,930	9,594,922
Cooper Industries	66,530	3,933,254
Cummins	36,380	3,783,520
Danaher	80,190	4,210,777
Dover	84,073	5,331,069
Eaton	194,920	9,556,928
FedEx	19,030	1,741,055
General Electric	467,880	8,754,035
Hubbell, Cl. B	34,250	2,464,630
Pitney Bowes	90,836 b	1,723,159
Precision Castparts	17,080	2,795,654
Stanley Black & Decker	44,370	3,113,887
United Technologies	19,000	1,488,650
		58,491,540
Information Technology--20.1%
Accenture, Cl. A	32,870	1,884,766
Analog Devices	92,640	3,625,003
Apple	38,105 a	17,394,170
Broadcom, Cl. A	39,780 a	1,366,045
Cisco Systems	440,520	8,647,408
Citrix Systems	26,510 a	1,728,717
Cypress Semiconductor	126,890 a	2,181,874
Electronic Arts	109,890 a	2,040,657
EMC	140,660 a	3,623,402
F5 Networks	19,100 a	2,287,034
Google, Cl. A	14,616 a	8,478,888
Intuit	53,660	3,028,570
MasterCard, Cl. A	7,690	2,734,333
Oracle	242,140	6,828,348
Paychex	151,160	4,761,540
QUALCOMM	280,900	16,522,538
Salesforce.com	18,520 a,b	2,163,136
SanDisk	59,910 a	2,748,671
Teradata	39,180 a	2,098,481
Texas Instruments	208,780	6,760,296
VMware, Cl. A	23,870 a	2,178,615

		103,082,492
Materials--4.9%
Air Products & Chemicals	61,250	5,391,838
Cliffs Natural Resources	28,190	2,036,728
Dow Chemical	94,710	3,173,732
Eastman Chemical	47,370	2,383,658
Freeport-McMoRan Copper & Gold	128,034	5,916,451
Monsanto	44,500	3,651,225
Packaging Corp. of America	89,930	2,530,630
		25,084,262
Telecommunication Services--2.2%
AT&T	56,840	1,671,664
Vodafone Group, ADR	187,810	5,087,773
Windstream	373,979	4,513,927
		11,273,364
Utilities--.2%
PPL	40,210	1,117,436
Total Common Stocks
(cost $445,624,820)		501,923,384

Preferred Stocks--.5%
Financial
Citigroup,
Conv., Cum. $7.50
(cost $2,359,966)	27,900	2,585,214

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,128,717)	4,128,717 [c]	4,128,717
Investment of Cash Collateral for
Securities Loaned--1.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,682,745)	8,682,745 [c]	8,682,745

Total Investments (cost $460,796,248)	100.9%	517,320,060
Liabilities, Less Cash and Receivables	(.9%)	(4,843,870)
Net Assets	100.0%	512,476,190

ADR - American Depository Receipts

a	Non-income producing security.

b	Security, or portion thereof, on loan. At January 31, 2012, the value of the fund's securities on loan was $8,587,209 and the value of the collateral held by the fund was $8,682,745.
c	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $56,523,812 of which $65,338,691 related to appreciated investment securities and $8,814,879 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	20.1
Consumer Discretionary	16.8
Financial	13.5
Industrial	11.4
Health Care	11.2
Energy	11.0
Consumer Staples	7.1
Materials	4.9
Money Market Investments	2.5
Telecommunication Services	2.2
Utilities	.2
100.9

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	492,700,333	2,585,214	-	495,285,547
Equity Securities - Foreign+	9,223,051	-	-	9,223,051
Mutual Funds	12,811,462	-	-	12,811,462

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	March 27, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)